Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
NOTE 2: DISCONTINUED OPERATIONS
On August 4, 2014, the Company completed the spin-off of its principal publishing operations into an independent company, Tribune Publishing Company (“Tribune Publishing”), by distributing 98.5% of the outstanding shares of Tribune Publishing common stock to holders of the Company’s Common Stock and Warrants (the “Publishing Spin-off”). In the distribution, each holder of the Company’s Class A Common Stock, Class B Common Stock and Warrants received 0.25 of a share of Tribune Publishing common stock for each share of Common Stock or Warrant (as defined and described in Note 3) held as of the record date of July 28, 2014. Based on the number of shares of Common Stock and Warrants outstanding as of 5:00 P.M. Eastern time on July 28, 2014 and the distribution ratio, 25,042,263 shares of Tribune Publishing common stock were distributed to the Company stockholders and holders of Warrants and the Company retained 381,354 shares of Tribune Publishing common stock, representing 1.5% of outstanding common stock of Tribune Publishing. Subsequent to the distribution, Tribune Publishing became a separate publicly-traded company with its own board of directors and senior management team. Shares of Tribune Publishing common stock are listed on the New York Stock Exchange under the symbol “TPUB.” For further information regarding the Publishing Spin-off, see the registration statement on Form 10, as amended, filed by Tribune Publishing with the SEC on July 21, 2014 and declared effective by the SEC on July 21, 2014. The registration statement is available through the SEC website at www.sec.gov.
The historical results of operations for the businesses included in the Publishing Spin-off are presented in discontinued operations in the Company’s Consolidated Statements of Operations and Consolidated Statements of Comprehensive (Loss) Income for all periods presented herein.
The Company received a private letter ruling (“PLR”) from the Internal Revenue Service (“IRS”) which provides that the distribution and certain related transactions qualified as tax-free to the Company, Tribune Publishing and the Company’s stockholders and warrantholders for U.S. federal income tax purposes. Although a PLR from the IRS generally is binding on the IRS, the PLR does not rule that the distribution satisfies every requirement for a tax-free distribution, and the parties relied on the opinion of the Company’s special tax counsel that such additional requirements have been satisfied.
In connection with the Publishing Spin-off, the Company received a $275 million cash dividend from Tribune Publishing utilizing borrowings of $350 million under a senior secured credit facility entered into by Tribune Publishing prior to the Publishing Spin-off. The full amount of the $275 million cash dividend was used to permanently repay $275 million of outstanding borrowings under the Company’s Term Loan Facility (as defined and described in Note 10). All of the outstanding borrowings under the Tribune Publishing senior term loan facility were distributed to Tribune Publishing in connection with the Publishing Spin-off.
The Company entered into a separation and distribution agreement, a tax matters agreement, a transition services agreement (the “TSA”), an employee matters agreement and certain other agreements with Tribune Publishing that govern the relationships between Tribune Publishing and the Company following the Publishing Spin-off.
Separation and Distribution Agreement
The separation and distribution agreement with Tribune Publishing sets forth the key provisions relating to the separation of Tribune Publishing and its related businesses from those of the Company and the distribution of 98.5% of the shares of Tribune Publishing common stock to holders of Common Stock and Warrants. The separation and distribution agreement identifies the entities and assets to be transferred to, and the liabilities and contracts to be assumed by, Tribune Publishing or the Company, as applicable, in the separation, and describes when and how these transfers and assumptions will occur.
The separation and distribution agreement also provides that, subject to certain exceptions, Tribune Publishing and the Company will indemnify each other and certain related parties, from and against any and all damages, losses, liabilities, and expenses relating to, arising out of, or resulting from, among other things: (i) their respective businesses, their assets and liabilities and their subsidiaries’ assets and liabilities (in the case of Tribune Publishing, after giving effect to the separation and distribution); (ii) their failure or the failure of certain related persons to discharge any of their, or their subsidiaries’, respective liabilities (in the case of Tribune Publishing, after giving effect to the separation and distribution or any obligation arising out of the publishing business or its assets); and (iii) a breach by the other party of the separation and distribution agreement or the various ancillary agreements.
Tax Matters Agreement
The Company entered into a tax matters agreement with Tribune Publishing that governs the respective rights, responsibilities and obligations of the Company and Tribune Publishing following the distribution with respect to taxes, including the Company’s and Tribune Publishing’s obligations to file tax returns and remit taxes, control over tax contests and the Company’s and Tribune Publishing’s obligations to cooperate after the distribution in tax return preparation and record-keeping matters.
The tax matters agreement generally provides that the Company will be responsible for all taxes (other than taxes on the distribution and related transactions) for periods before the distribution that are reportable on any tax return that includes the Company or one of its non-Tribune Publishing subsidiaries, and Tribune Publishing or one of its subsidiaries will be responsible for all such taxes reportable on any tax return that includes Tribune Publishing or its subsidiaries but does not include any non-Tribune Publishing subsidiaries. The Company retains responsibility for all taxes relating to the formation of and its ongoing investment in Newsday Holdings LLC.
The tax matters agreement also provides for certain restrictions on Tribune Publishing’s ability to pursue strategic or other transactions, or to take certain actions, in order to preserve the tax-free status of the distribution. The tax matters agreement further provides that Tribune Publishing and certain Tribune Publishing subsidiaries will indemnify the Company for (i) taxes on the distribution and related transactions resulting from (A) any of their actions (or failures to take certain actions) that disqualify the distribution and related transactions as tax-free or (B) any issuance of stock by Tribune Publishing or any of its affiliates or change in ownership of any such entities (other than changes in ownership solely caused by the Company) that would cause Section 355(d), Section 355(e) or Section 355(f) of the IRC to apply to the distribution, (ii) taxes on the distribution and related transactions resulting from the disqualification of the distribution due to breaches by Tribune Publishing of representations and covenants contained in the tax matters agreement and (iii) taxes of Tribune Publishing attributable to the Tribune Publishing business for which the Company is not otherwise responsible and that are not related to the distribution or any related transaction. The Company will indemnify Tribune Publishing for (i) taxes of the Company and (ii) taxes of Tribune Publishing resulting from the distribution and related transactions unless, in each case, Tribune Publishing or certain Tribune Publishing subsidiaries are otherwise responsible for such taxes as described above. However, if the distribution is taxable as a result of certain actions by both parties, the liability for such taxes is shared equally between the Company and Tribune Publishing.
Transition Services Agreement
Pursuant to the TSA, the Company provides Tribune Publishing with certain specified services on a transitional basis for a period of up to two years following the Publishing Spin-off, including support in areas such as human resources, risk management, treasury, technology, legal, real estate, procurement, and advertising and marketing in a single market. In addition, the TSA outlines the services that Tribune Publishing provides the Company on a transitional basis for a period of up to two years following the Publishing Spin-off, including in areas such as human resources, technology, legal, procurement, accounting, digital advertising operations, advertising, marketing, event management and fleet maintenance, and other areas where the Company may need assistance and support following the Publishing Spin-off. The charges for the transition services generally allow the providing company to fully recover all out-of-pocket costs and expenses it actually incurs in connection with providing the services, plus, in some cases, the allocated direct costs of providing the services, generally without profit.
Under the TSA, the Company had gross billings to Tribune Publishing of $2 million and $19 million for the year ended December 31, 2015 and December 28, 2014, respectively, primarily related to a pass-through of costs associated with providing the continuation of certain benefits to Tribune Publishing employees following the Publishing Spin-off. The Company also incurred $1 million and $3 million of fees primarily related to technology and shared services provided by Tribune Publishing which are included in selling, general and administrative expenses in the Company’s Consolidated Statements of Operations for the year ended December 31, 2015 and December 28, 2014, respectively.
Employee Matters Agreement
The Company and Tribune Publishing entered into an employee matters agreement that addresses the treatment of employees and former employees of each of the Company and Tribune Publishing with respect to their participation in employee benefit plans that existed prior to the distribution or that Tribune Publishing established in connection with or following the distribution, as well as certain other human resources matters relating to employee programs and labor contracts. In general, except for certain pension matters, Tribune Publishing retained all liabilities with respect to the employment of all their employees and former employees (other than employees of discontinued businesses) and the Company retained all liabilities pertaining to other current or former employees, including liabilities arising with respect to benefit plans prior to the distribution. Notwithstanding the foregoing, the Company retained all liabilities relating to Company-sponsored defined benefit pension plans but did not retain any liabilities relating to Tribune Publishing’s employees’ participation in multiemployer pension plans. The employee matters agreement also addresses the treatment of equity compensation for employees of both companies in connection with the distribution. See Note 17 for further information on the impact of the Publishing Spin-off on the Company’s equity incentive plan.
Discontinued Operations Results—The results of discontinued operations for the years ended December 28, 2014, December 29, 2013, and for December 31, 2012 include the historical results of Tribune Publishing prior to the Publishing Spin-off on August 4, 2014. Summarized results of the Company’s discontinued operations and the impact of associated Publishing Spin-off adjustments are as follows (in thousands):

	Successor		Predecessor
	Year Ended
	December 28, 2014(1)	December 29, 2013	December 31, 2012
Operating revenues	$970,501	$1,755,989	$—
Operating profit	38,712	149,906	—
Loss on equity investments, net	(626)	(1,187)	—
Interest income	—	35	—
Interest expense (2)	(6,837)	(11,042)	—
Gain on investment transactions (3)	1,484	—	—
Reorganization items, net	(9)	(284)	(173,449)
Income (loss) before income taxes	32,724	137,428	(173,449)
Income tax expense (benefit) (4)	19,172	58,815	(69,548)
Income (loss) from discontinued operations, net of taxes	$13,552	$78,613	$(103,901)

(1)	Results of operations for the Tribune Publishing businesses are reflected through August 4, 2014, the date of the Publishing Spin-off.

(2)
In connection with the Publishing Spin-off, the Company received a $275 million cash dividend from Tribune Publishing utilizing borrowings of $350 million under a senior secured credit facility entered into by Tribune Publishing prior to the Publishing Spin-off. The full amount of the $275 million cash dividend was used to permanently repay $275 million of outstanding borrowings under the Company’s Term Loan Facility (as defined and described in Note 10). Interest expense associated with the Company’s outstanding debt was allocated to discontinued operations based on the ratio of the $275 million cash dividend received from Tribune Publishing to the total outstanding indebtedness under the outstanding credit facilities in effect in each respective period prior to the Publishing Spin-off and totaled $7 million and $11 million for the years ended December 28, 2014 and December 29, 2013, respectively.

(3)
Gain on investment transaction consists of a $1 million gain on the remeasurement of Tribune Publishing’s investment in MCT (as defined and described in Note 5) as a result of the acquisition of the remaining 50% interest in MCT during the second quarter of 2014.

(4)
The effective tax rate on pretax income from discontinued operations was 58.6% and 42.8% for the years ended December 28, 2014 and December 29, 2013, respectively. This rate differs from the U.S. federal statutory rate of 35% primarily due to state income taxes (net of federal benefit) and the impact of certain nondeductible transaction costs. See Note 4 for information on the income tax benefit included in discontinued operations for December 31, 2012.

The results of discontinued operations for the years ended December 28, 2014 and December 29, 2013 also include $23 million and $15 million, respectively, of transaction costs, including legal and professional fees, incurred by the Company to complete the Publishing Spin-off. No such costs were incurred on December 31, 2012.
In conjunction with the Company’s emergence from bankruptcy, the Company consummated an internal restructuring pursuant to the terms of the Plan (as defined and described in Note 3). These restructuring transactions included, among other things, establishing a number of real estate holding companies. On December 21, 2012, the majority of the land and buildings owned by Tribune Publishing were transferred to these newly established real estate holding companies. In 2013, Tribune Publishing entered into lease agreements with the real estate holding companies to lease back certain land and buildings that were transferred. The initial term of these lease agreements was either five or ten years, with two optional renewal terms. Prior to the Publishing Spin-off, the revenues and expenses related to these lease agreements were treated as intercompany transactions and were not separately reflected in the Company’s consolidated financial statements. The real estate holding companies were not included in the Publishing Spin-off. Subsequent to the Publishing Spin-off, the Company has reclassified the historical intercompany rental revenues related to these leases for 2014 and 2013 totaling $24 million and $39 million, respectively, into other revenues as an increase to income from continuing operations in the Company’s Consolidated Statements of Operations due to the continuing lease arrangements between the Company and Tribune Publishing following the Publishing Spin-off. Similarly, the historical intercompany rental costs incurred by Tribune Publishing in 2014 and 2013, respectively, under these leases have been reclassified as a reduction of income (loss) from discontinued operations, net of taxes in the Company’s Consolidated Statements of Operations. There was no impact to the Company consolidated net income for any periods prior to the Publishing Spin-off as a result of these reclassifications. Subsequent to the Publishing Spin-off, all rental revenues earned by the Company under these leases with Tribune Publishing are reflected as other revenues in the Company’s Consolidated Statements of Operations.
The following is a summary of the assets and liabilities distributed to Tribune Publishing on August 4, 2014 in connection with the Publishing Spin-off (in thousands):

Assets:
Current Assets
Cash and cash equivalents	$59,030
Restricted cash	27,500
Accounts receivable, net	187,153
Inventories	14,623
Deferred income taxes	32,557
Prepaid expenses and other	20,956
Total current assets	341,819

Property, plant and equipment, net	160,087

Other Assets
Goodwill	35,450
Intangible assets, net	73,300
Investments	1,924
Other long-term assets	10,179
Deferred income taxes	12,352
Total other assets	133,205
Total Assets	635,111

Liabilities:
Current Liabilities
Accounts payable	39,422
Employee compensation and benefits	98,156
Debt due within one year	12,680
Deferred revenue	74,505
Accrued expenses and other current liabilities	31,031
Total current liabilities	255,794

Non-Current Liabilities
Postretirement, medical life and other benefits	45,255
Long-term debt	333,820
Other obligations	19,589
Total non-current liabilities	398,664

Net Liabilities Distributed to Tribune Publishing	$(19,347)

As of the date of the Publishing Spin-off, the Company allocated approximately $2 million of accumulated other comprehensive loss to Tribune Publishing, relating primarily to post-retirement medical and life insurance benefits. The Company has no material contingent liabilities relating to the discontinued operations subsequent to the date of the Publishing Spin-off.